Document and Entity Information	Mar. 22, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 22, 2024
Entity Registrant Name	TransDigm Group Incorporated
Entity Incorporation State Country Code	DE
Entity File Number	001-32833
Entity Tax Identification Number	41-2101738
Entity Address Address Line 1	1350 Euclid Avenue, Suite 1600
Entity Address City Or Town	Cleveland
Entity Address State Or Province	OH
Entity Address Postal Zip Code	44115
City Area Code	216
Local Phone Number	706-2960
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	TDG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001260221
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	1301 East 9th Street
Entity Address Address Line 2	Suite 3000
Entity Address City Or Town	Cleveland
Entity Address State Or Province	OH
Entity Address Postal Zip Code	44114